Regulatory Capital Requirements (Details) $ in Thousands		Dec. 31, 2022 USD ($) Classification	Dec. 31, 2021 USD ($)
Trustco Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations Information [Abstract]
Number of classifications for prompt corrective action regulations provide | Classification		5
Tier One Risk Based Capital [Abstract]
Tier 1 leverage capital		$ 609,998	$ 570,594
Common equity Tier 1 capital		609,998	570,594
Tier 1 risk-based capital		609,998	570,594
Total risk-based capital		$ 651,462	$ 608,308
Risk Based Ratios [Abstract]
Tier 1 leverage ratio, ratio		0.10116	0.09324
Common equity Tier 1 capital, ratio		0.18431	0.18954
Tier 1 risk-based capital, ratio		0.18431	0.18954
Total risk-based capital, ratio		0.19684	0.20206
Leverage Ratios [Abstract]
Tier 1 leverage ratio, well capitalized	[1]	0.05	0.05
Tier 1 leverage ratio, minimum for capital adequacy plus capital conservation	[1],[2]	0.04	0.04
Common equity Tier 1 capital, well capitalized	[1]	0.065	0.065
Common equity Tier 1 capital, minimum for capital adequacy plus capital conservation	[1],[2]	0.07	0.07
Tier 1 risk-based capital, well capitalized	[1]	0.08	0.08
Tier 1 risk-based capital, minimum for capital adequacy plus capital conservation	[1],[2]	0.085	0.085
Total risk-based capital, well capitalized	[1]	0.10	0.10
Total risk-based capital, minimum for capital adequacy plus capital conservation	[1],[2]	0.105	0.105
Common equity Tier 1 capital conservation buffer		0.025	0.025
Tier 1 risk based capital ratio, capital conservation buffer		0.025	0.025
Total risk based capital ratio, capital conservation buffer		0.025	0.025
TrustCo Bank Corp NY [Member]
Tier One Risk Based Capital [Abstract]
Tier 1 leverage capital		$ 626,628	$ 588,427
Common equity Tier 1 capital		626,628	588,427
Tier 1 risk-based capital		626,628	588,427
Total risk-based capital		$ 668,102	$ 626,150
Risk Based Ratios [Abstract]
Tier 1 leverage ratio, ratio		0.1039	0.09614
Common equity Tier 1 capital, ratio		0.18929	0.19541
Tier 1 risk-based capital, ratio		0.18929	0.19541
Total risk-based capital, ratio		0.20182	0.20794
Leverage Ratios [Abstract]
Tier 1 leverage ratio, minimum for capital adequacy plus capital conservation	[1],[2]	0.04	0.04
Common equity Tier 1 capital, minimum for capital adequacy plus capital conservation	[1],[2]	0.07	0.07
Tier 1 risk-based capital, minimum for capital adequacy plus capital conservation	[1],[2]	0.085	0.085
Total risk-based capital, minimum for capital adequacy plus capital conservation	[1],[2]	0.105	0.105
Common equity Tier 1 capital conservation buffer		0.025	0.025
Tier 1 risk based capital ratio, capital conservation buffer		0.025	0.025
Total risk based capital ratio, capital conservation buffer		0.025	0.025

[1]	Federal regulatory minimum requirements to be considered to be Well Capitalized and Adequately Capitalized.
[2]	The December 31, 2022 and 2021 common equity tier 1, tier 1 risk-based, and total risk-based capital ratios include a capital conservation buffer of 2.50 percent.